Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
				SHARES	COST	FAIR VALUE
Equities* — 0.91%:
Common Stocks — 0.87%:
	ESC CB 144A High Ridge¤			2,982	$0	$41,748
	KCA Deutag Ordinary A Shares			25,580	1,103,387	1,481,517
	Sabine Oil & Gas LLC¤			4,342	248,858	56,446
	Tourmaline Escrow Cash+¤			1,197,757	0	867,091
	Travelex Private Equity+¤			15,852	1	0
	Naviera Armas+¤			1,194	0	0
	Naviera Armas+¤			169	0	1,822
	Naviera Armas+¤			133	0	0
	Naviera Armas+¤			937	0	0
	Total Common Stocks			1,248,946	1,352,246	2,448,624

Warrant — 0.04%:
	Travelex Topco Limited+¤			2,218	0	111,442
	Total Warrant			2,218	0	111,442

	Total Equities			1,251,164	1,352,246	2,560,066

		EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Fixed Income — 131.73%:
Asset-Backed Securities — 14.53%:
	CDO/CLO — 14.53%:
	610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%+~^	9.96%	1/20/2032	$1,550,000	$1,534,190	$1,396,268
	Anchorage Capital 2016-9A ER2, 3M LIBOR + 6.820%+~^	9.33	7/15/2032	1,500,000	1,485,000	1,245,405
	Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%+~^	9.26	10/15/2030	1,000,000	977,213	837,575
	Anchorage Capital CLO LTD 2021-20 E, 3M LIBOR + 7.350%+~^	10.06	1/22/2035	1,000,000	980,000	860,633
	Ares CLO LTD 2013-27R2, 3M LIBOR + 6.750%+~^	9.54	10/30/2034	1,700,000	1,683,000	1,485,193
	Bain CAP CR CLO 2020-2R LTD, 3M LIBOR + 6.610%+~^	9.35	7/19/2034	1,000,000	990,000	828,448
	Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%+~^	9.48	11/20/2030	2,000,000	2,000,000	1,659,804
	BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%+~^	8.36	10/20/2031	1,000,000	1,000,000	797,099
	Canyon CLO LTD 2019-2R, 3M LIBOR + 6.750%+~^	9.26	10/16/2034	1,000,000	1,000,000	833,951
	Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%+~^	8.61	1/21/2031	750,000	750,000	595,790
	Carlyle US CLO LTD 2019-3R, 3M LIBOR + 6.750%+~^	9.46	10/20/2032	1,000,000	1,000,000	851,177
	Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%+~^	8.01	1/22/2030	700,000	700,000	536,040
	CIFC Funding 2020-1 LTD, 3M LIBOR + 6.250%+~^	8.76	7/15/2036	1,900,000	1,900,000	1,638,965
	Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%+~^	8.01	1/15/2031	1,000,000	1,000,000	791,056
	GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%+~^	9.21	4/22/2030	1,500,000	1,460,250	1,103,340
	GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%+~^	8.14	1/18/2031	500,000	500,000	416,624
	KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%+~^	8.24	10/16/2030	1,500,000	1,500,000	1,186,658
	KKR Financial CLO LTD 34-2, 3M LIBOR + 6.850%+~^	9.36	7/17/2034	2,000,000	1,980,000	1,683,820
	KVK 2016-1A ER2, 3M LIBOR + 7.350%+~^	9.86	10/16/2034	3,000,000	2,970,000	2,428,710
	LCM LTD 2031-30, 3M LIBOR + 6.500%+~^	9.21	4/21/2031	1,100,000	1,100,000	891,114
	Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%+~^	7.11	1/24/2028	1,000,000	1,000,000	850,155
	Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%+~^#	10.31	10/18/2030	2,000,000	1,960,000	1,624,500
	Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%+~^	8.81	4/20/2032	1,400,000	1,400,000	1,195,333
	Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%+~^	8.96	1/22/2031	1,000,000	1,000,000	852,671
	Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%+~^	10.51	11/15/2028	1,400,000	1,386,000	1,114,754
	Octagon 2021-57 LTD, 3M LIBOR + 6.600%+~^	9.11	10/16/2034	1,500,000	1,500,000	1,278,098
	OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%+~^	10.61	1/20/2031	2,000,000	1,970,323	1,635,480
	OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%+~^	10.68	7/23/2031	1,500,000	1,477,500	1,158,242
	Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%+~^	8.21	1/21/2031	2,000,000	2,000,000	1,313,406
	Sound Point CLO LTD 2020-27R, 3M LIBOR + 6.560% E-R+~^	9.34	10/25/2034	1,400,000	1,372,000	1,077,027
	Sound Point CLO LTD Series 2020-1A Class ER, 3M LIBOR + 6.860%+~^	9.57	7/20/2034	1,600,000	1,584,000	1,292,492
	TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%+~^	8.21	4/22/2030	1,000,000	953,486	837,136
	Wellfleet CLO LTD 2020-2R, 3M LIBOR + 7.250%+~^	9.76	7/17/2034	1,300,000	1,300,000	1,111,345
	Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%+~^	8.29	1/17/2031	1,500,000	1,500,000	1,135,352
	Wind River 2017-1A ER, 3M LIBOR + 7.060%+~^	9.80	4/18/2036	2,000,000	1,960,000	1,663,910
	Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%+~^	8.78	11/20/2030	1,000,000	1,000,000	803,906
	Total CDO/CLO			50,300,000	49,872,962	41,011,477
	Total Asset-Backed Securities			50,300,000	49,872,962	41,011,477

Bank Loans§ — 20.06%:
	Beverage, Food and Tobacco — 0.49%:
	Florida Food Products 2nd Lien T/L¤	9.67	10/18/2029	$1,500,000	$1,458,636	$1,372,500
	Total Beverage, Food and Tobacco			1,500,000	1,458,636	1,372,500

	Broadcasting and Entertainment — 0.33%:
	Dessert Holdings~	9.50	6/8/2029	1,000,000	982,700	940,000
	Total Broadcasting and Entertainment			1,000,000	982,700	940,000

	Chemicals, Plastics and Rubber — 0.64%:
	Colouroz Investment 2 LLC~	5.25	9/21/2024	2,236,909	2,229,160	1,800,712
	Total Chemicals, Plastics and Rubber			2,236,909	2,229,160	1,800,712

	Diversified/Conglomerate Manufacturing — 1.62%:
	CP Iris Holdco I 2nd Lien T/L (IPS)¤~	9.52	9/21/2029	2,398,019	2,374,039	2,158,217
	SunSource, Inc.~	9.67	4/30/2026	2,500,000	2,510,588	2,406,250
	Total Diversified/Conglomerate Manufacturing			4,898,019	4,884,627	4,564,467

	Diversified/Conglomerate Service — 6.79%:
	Quest Software~	8.72	1/18/2030	5,603,324	5,524,274	3,214,907
	Sonicwall, Inc.~	9.01	5/18/2026	2,008,050	1,998,010	1,865,479
	Syncsort Incorporated (Precisely) 2nd Lien T/L~	8.43	3/19/2029	7,009,009	6,938,919	5,804,371
	Mitchell International 2nd Lien T/L~	9.57	10/1/2029	719,550	712,355	671,880
	Misys (Finastra)~	10.62	6/16/2025	9,427,472	9,295,075	7,606,839
	Total Diversified/Conglomerate Service			24,767,405	24,468,633	19,163,476

	Ecological — 0.42%:
	Patriot Container 2nd Lien T/L~	10.27	3/20/2026	1,400,000	1,322,736	1,200,500
	Total Ecological			1,400,000	1,322,736	1,200,500

	Electronics — 3.75%:
	McAfee Enterprise 2nd Lien T/L~	9.48	5/3/2029	11,567,000	11,489,004	10,593,406
	Total Electronics			11,567,000	11,489,004	10,593,406

	Healthcare, Education and Childcare — 0.88%:
	Clinigen+¤	8.25	4/5/2030	1,050,000	1,358,230	1,090,306
	Medical Solutions T/L¤~	9.88	9/22/2027	1,473,684	1,458,947	1,400,000
	Total Healthcare, Education and Childcare			2,523,684	2,817,177	2,490,306

	Leisure, Amusement, Entertainment — 0.10%:
	Odeon Cinemas Group T/L B 2+¤	10.21	8/11/2023	195,134	230,452	186,459
	Odeon Cinemas Group T/L B+¤	10.21	8/11/2023	92,227	124,213	100,401
	Total Leisure, Amusement, Entertainment			287,361	354,665	286,860

	Packaging and Containers — 2.29%:
	Pretium Package Holdings 2nd Lien T/L (9/21)~	10.49	9/21/2029	2,770,637	2,766,257	2,327,335
	Valcour Packaging (MOLD-RITE) 2nd Lien T/L¤~	7.50	9/30/2029	5,000,000	4,950,000	4,125,000
	Total Packaging and Containers			7,770,637	7,716,257	6,452,335

	Personal Transportation — 0.11%:
	Naviera Armas Bridge+¤	2.50	12/30/2022	101,552	124,532	106,492
	Naviera Armas Bridge~+¤	2.50	12/30/2022	63,244	77,536	66,320
	Naviera Armas Bridge+¤	2.50	12/30/2022	5,879	7,113	6,165
	Naviera Armas Bridge+¤	2.50	3/30/2028	116,303	132,602	121,961
	Total Personal Transportation			286,978	341,783	300,938

	Transportation — 2.64%:
	Kenan Advantage Group 2nd Lien T/L¤~	8.92	9/1/2027	5,171,806	5,056,119	4,758,062
	Worldwide Express 2nd Lien T/L~	9.25	7/26/2029	3,000,000	2,955,227	2,700,000
	Total Transportation			8,171,806	8,011,346	7,458,062

	Total Bank Loans			66,409,799	66,076,724	56,623,562

Corporate Bonds — 97.14%:
	Aerospace and Defense — 5.08%:
	American Airlines^#	11.75	7/15/2025	$5,337,000	$5,551,200	$5,573,643
	Maxar Technologies^#	7.75	6/15/2027	1,500,000	1,500,000	1,408,110
	TransDigm Group, Inc.#	7.50	3/15/2027	5,893,000	5,902,782	5,610,136
	Triumph Group, Inc.#	7.75	8/15/2025	2,289,000	2,289,000	1,752,542
	Total Aerospace and Defense			15,019,000	15,242,982	14,344,431

	Automotive — 2.26%:
	Aston Martin Capital Holdings Ltd+^#	10.50	11/30/2025	850,000	905,130	832,626
	Ford Motor Company#	9.63	4/22/2030	5,000,000	5,974,681	5,554,650
	Total Automotive			5,850,000	6,879,811	6,387,276

	Broadcasting and Entertainment — 6.39%:
	Banijay+	6.50	3/1/2026	3,700,000	3,869,162	3,207,711
	Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	3,337,000	3,418,824	2,519,435
	Clear Channel Worldwide Holdings Inc.^#	7.50	6/1/2029	3,358,000	3,425,018	2,434,550
	Cox Media Group^#	8.88	12/15/2027	5,357,000	5,566,768	4,092,561
	Dish Dbs Corporation#	7.38	7/1/2028	4,000,000	3,931,820	2,693,384
	iHeartCommunications, Inc.#	8.38	5/1/2027	2,570,000	2,615,238	2,168,380
	Townsquare Media, LLC^#	6.88	2/1/2026	1,000,000	1,021,500	914,116
	Total Broadcasting and Entertainment			23,322,000	23,848,330	18,030,137

	Buildings and Real Estate — 4.37%:
	Ashton Woods USA, LLC^#	6.63	1/15/2028	1,000,000	896,442	837,170
	Ashton Woods USA, LLC	4.63	4/1/2030	100,000	78,925	71,615
	Maison Hold Limited+	6.00	10/31/2027	1,045,000	1,419,991	841,255
	Mattamy Group Corporation+^	4.63	3/1/2030	3,400,000	2,586,339	2,596,563
	Mattamy Group Corporation+#	5.25	12/15/2027	553,000	472,478	458,369
	New Enterprise Stone & Lime Co.	5.25	7/15/2028	949,000	852,879	777,620
	New Enterprise Stone & Lime Co.^#	9.75	7/15/2028	8,020,000	8,334,370	6,764,987
	Total Buildings and Real Estate			15,067,000	14,641,424	12,347,579

	Cargo Transport — 1.29%:
	Railworks Hldgs Lp / Railworks Sr^#	8.25	11/15/2028	2,247,000	2,224,273	2,090,402
	Seaspan Corporation+	5.50	8/1/2029	2,000,000	1,724,165	1,540,132
	Total Cargo Transport			4,247,000	3,948,438	3,630,534

	Chemicals, Plastics and Rubber — 5.81%:
	Consolidated Energy Finance S.A.+^#	6.50	5/15/2026	492,000	429,234	452,645
	ITT Holdings LLC^#	6.50	8/1/2029	5,338,000	5,050,011	4,140,985
	LSF11 A5 Holdco LLC^	6.63	10/15/2029	3,983,000	3,526,224	2,987,250
	Methanex Corporation+	5.25	12/15/2029	1,850,000	1,562,695	1,470,574
	Olympus Wtr Us Hldg Corporation^#	6.25	10/1/2029	1,530,000	1,498,667	1,048,050
	Prince^	9.00	2/15/2030	7,606,000	7,612,279	4,949,202
	Solenis#	7.13	10/1/2027	1,500,000	1,477,879	1,342,500
	Total Chemicals, Plastics and Rubber			22,299,000	21,156,989	16,391,206

	Commercial Services — 0.11%:
	Apcoa Parking Holdings+	4.63	1/15/2027	385,000	455,648	299,024
	Total Commercial Services			385,000	455,648	299,024

	Containers, Packaging and Glass — 5.09%:
	Ardagh Packaging+	4.75	7/15/2027	100,000	103,505	72,324
	Novolex Holdings, Inc.^#	8.75	4/15/2030	7,286,000	6,586,290	6,025,741
	Tekni-Plex^#	9.25	8/1/2024	9,000,000	8,960,289	8,258,882
	Total Containers, Packaging, and Glass			16,386,000	15,650,084	14,356,947

	Diversified/Conglomerate Manufacturing — 1.20%:
	Heat Exchangers+	7.78	10/9/2025	652,344	699,151	490,364
	International Desi+	6.50	11/15/2025	650,000	752,510	574,920
	Manitowoc Cranes^#	9.00	4/1/2026	2,538,000	2,541,859	2,308,387
	Total Diversified/Conglomerate Manufacturing			3,840,344	3,993,520	3,373,671

	Diversified/Conglomerate Service — 9.18%:
	Albion Fing 1 S A R L & Aggre Sr+^#	8.75	4/15/2027	1,800,000	1,809,422	1,494,000
	Apollo Asset Management, Inc.^#	6.25	1/15/2028	4,000,000	3,667,216	3,417,065
	Bcp V Modular Ser+	6.75	11/30/2029	1,000,000	1,155,455	676,232
	Global Infrastructure Solutions, Inc.^	7.50	4/15/2032	4,498,000	4,112,820	3,418,480
	Libra Group Bhd+	5.00	5/15/2027	700,000	850,082	540,270
	Mcafee^	7.38	2/15/2030	5,402,000	5,007,122	4,348,610
	Presidio, Inc.^#	8.25	2/1/2028	5,462,000	5,423,039	4,706,800
	Sabre Holdings^#	9.25	4/15/2025	1,751,000	1,759,072	1,676,425
	Summer BC Holdco+	9.25	10/31/2027	1,666,932	2,105,606	1,299,585
	United Site Services^	8.00	11/15/2029	2,397,000	2,374,500	1,747,972
	Verisure Midholding+	5.25	2/15/2029	3,575,000	4,324,292	2,575,194
	Total Diversified/Conglomerate Service			32,251,932	32,588,626	25,900,633

	Electronics — 1.70%:
	Neogen Corporation^#	8.63	7/20/2030	1,654,000	1,654,000	1,708,797
	Veritas Bermuda Ltd.^#	7.50	9/1/2025	4,024,000	3,819,690	3,081,760
	Total Electronics			5,678,000	5,473,690	4,790,557

	Finance — 5.78%:
	Avolon Holdings+^#	6.50	9/15/2024	8,820,964	7,662,770	6,637,775
	Galaxy Bidco Ltd.+	6.50	7/31/2026	500,000	668,425	454,992
	National Finance Partners#	7.50	10/1/2030	2,000,000	1,987,500	1,897,806
	OneMain Finance Corporation#	6.13	3/15/2024	1,000,000	983,411	963,190
	Progressive Holdings^	6.00	11/15/2029	3,631,000	3,201,719	2,901,223
	Travelex+¤	12.50	8/5/2025	2,477,389	3,169,797	3,457,645
	Travelex+¤>	8.00	5/15/2023	4,600,000	5,097,344	0
	Total Finance			23,029,353	22,770,966	16,312,631

	Forest Products and Paper — 0.87%:
	Sylvamo Corp.^#	7.00	9/1/2029	2,885,000	2,885,000	2,461,971
	Total Forest Products and Paper			2,885,000	2,885,000	2,461,971

	Healthcare, Education and Childcare — 3.73%:
	Bausch Health Companies Inc.+^#	9.00	12/15/2025	2,707,000	2,701,864	1,699,640
	Bausch Health Companies Inc.+#	11.00	9/30/2028	599,652	1,166,550	485,719
	Bausch Health Companies Inc.+#	14.00	10/15/2030	119,204	157,044	65,562
	Bausch Health Companies Inc.^#	9.25	2/1/2028	8,096,000	8,575,907	5,277,664
	CHS/Community Health Systems, Inc.	6.00	1/15/2029	1,000,000	859,078	734,820
	Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	1,450,811
	Community Health System Inc.^#	6.88	4/15/2029	286,000	286,000	138,035
	Stada+	5.00	9/30/2025	810,000	725,385	688,894
	Total Healthcare, Education and Childcare			15,267,856	16,747,094	10,541,145

	Home and Office Furnishings, Housewares, and Durable Consumer Products — 3.19%:
	BCPE Ulysses Intermediate Inc^#	7.75	4/1/2027	8,121,000	7,720,958	5,525,185
	LBM Borrower, LLC^	6.75	5/15/2026	1,659,000	1,377,735	912,433
	Staples Inc.^#	10.75	4/15/2027	3,478,000	3,572,542	2,573,720
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products			13,258,000	12,671,235	9,011,338

	Internet — 0.35%:
	Millenium Escrow Corporation SR NT26^#	6.63	8/1/2026	1,260,000	1,270,874	996,085
	Total Internet			1,260,000	1,270,874	996,085

	Leisure, Amusement, Entertainment — 0.92%:
	Carnival Corp.+	10.13	2/1/2026	750,000	935,676	724,009
	Center Parcs+	6.50	8/28/2050	1,050,000	1,468,370	1,063,248
	Hurtigruten+	3.38	2/24/2025	1,000,000	815,735	813,438
	Total Leisure, Amusement, Entertainment			2,800,000	3,219,781	2,600,695

	Lodging — 0.30%:
	SANI/IKOS Financial Holdings+	5.63	12/15/2026	815,000	962,674	750,813
	Travelodge+~	7.04	7/15/2025	100,000	110,251	99,652
	Total Lodging			915,000	1,072,925	850,465

	Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 1.62%:
	Granite Holdings US Acquisition Co.^#	11.00	10/1/2027	1,000,000	1,099,865	942,708
	Harsco Corp.^	5.75	7/31/2027	1,000,000	868,394	624,789
	Oregon Tool^#	7.88	10/15/2029	1,207,000	1,207,000	817,743
	Sarens+	5.75	2/21/2027	1,625,000	1,783,930	1,074,988
	Titan Acquisition Ltd / Titan Co-Borrower LLC+^#	7.75	4/15/2026	1,412,000	1,450,029	1,116,089
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			6,244,000	6,409,218	4,576,317

	Mining, Steel, Iron and Non-Precious Metals — 10.79%:
	Consol Energy Inc.^#	11.00	11/15/2025	8,316,000	8,571,015	8,513,505
	Coronado Global Resources Inc.+^#	10.75	5/15/2026	5,456,000	5,777,312	5,674,185
	First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,542,575	9,407,753
	First Quantum Minerals+^#	6.88	10/15/2027	200,000	200,000	179,608
	Hecla Mining Company#	7.25	2/15/2028	4,699,000	5,023,563	4,359,262
	Warrior Met Coal Inc^#	7.88	12/1/2028	2,378,000	2,389,905	2,311,063
	Total Mining, Steel, Iron and Non-Precious Metals			30,824,000	31,504,370	30,445,376

	Oil and Gas — 18.05%:
	Antero Resources Corp.^#	7.63	2/1/2029	930,000	990,565	930,000
	Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,793,945	2,909,325
	CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,241,532
	CVR Energy Inc.^#	5.75	2/15/2028	3,850,000	3,410,451	3,288,635
	Enlink Midstream Partners LP#	5.60	4/1/2044	5,413,000	3,595,478	4,117,787
	Enlink Midstream Partners LP#	5.45	6/1/2047	3,000,000	2,390,519	2,191,379
	Genesis Energy LP#	7.75	2/1/2028	3,408,000	3,167,824	2,964,960
	Genesis Energy LP#	8.00	1/15/2027	2,639,000	2,640,240	2,315,723
	Harvest Midstream I L P^#	7.50	9/1/2028	1,458,000	1,470,748	1,362,743
	Hilcorp Energy I L P^#	6.25	11/1/2028	3,202,000	2,850,905	2,954,421
	KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,078,655
	KCA Deutag¤	3.95	11/30/2025	1,343,874	1,343,874	1,343,874
	KCA Deutag¤	6.00	5/27/2027	946,790	946,790	946,790
	Neptune Energy Bondco PLC+^#	6.63	5/15/2025	7,028,000	6,693,982	6,607,637
	Nabors Industries LTD+^#	7.25	1/15/2026	802,000	769,485	697,859
	Nabors Industries LTD+^#	7.50	1/15/2028	630,000	594,170	514,225
	NGL Energy Finance Corp.^#	7.50	2/1/2026	3,031,000	3,101,929	2,696,408
	Occidental Pete Corp.#	8.50	7/15/2027	4,523,000	4,562,222	4,840,515
	Occidental Pete Corp.#	7.88	9/15/2031	2,500,000	2,640,393	2,668,750
	Range Res Corp#	8.25	1/15/2029	494,000	500,212	502,645
	Tullow Oil PLC+^#	10.25	5/15/2026	800,000	800,000	676,000
	Waldorf Production UK LD+	9.75	10/1/2024	525,001	525,001	523,164
	Weatherford Internatinoal Ltd Bermuda SR SEC Global+^#	6.50	9/15/2028	972,000	972,000	877,230
	Weatherford Intl Ltd Bermuda Sr Glbl+^#	8.63	4/30/2030	3,092,000	3,107,511	2,695,792
	Total Oil and Gas			56,116,951	52,834,563	50,946,049

	Personal Transportation — 0.46%:
	Hertz Corporation^	5.00	12/1/2029	1,100,000	867,465	820,611
	Naviera Armas+	12.94	3/31/2026	457,105	614,384	465,343
	Total Personal Transportation			1,557,105	1,481,849	1,285,954

	Pharmaceuticals — 0.12%:
	1375209 B C LTD+#	9.00	1/30/2028	337,703	809,852	336,859
	Total Pharmaceuticals			337,703	809,852	336,859

	Printing and Publishing — 2.34%:
	Getty Images Inc.^#	9.75	3/1/2027	5,234,000	5,378,685	5,194,745
	Cimpress N.V.+^#	7.00	6/15/2026	2,069,000	2,069,000	1,406,920
	Total Printing and Publishing			7,303,000	7,447,685	6,601,665

	Retail Store — 0.95%:
	Afflelou SAS, 3M EURIBOR + 8.000%+~	8.35	5/19/2027	1,300,000	1,564,542	1,203,987
	Casino+	4.50	3/7/2024	400,000	384,503	261,084
	Marcolin S.p.A+	6.13	11/15/2026	700,000	852,141	599,764
	Stonegate Pub Co., 3M EURIBOR + 5.750%+~	6.07	7/31/2025	700,000	829,567	610,569
	Total Retail Store			3,100,000	3,630,753	2,675,404

	Telecommunications — 3.33%:
	Altice France Holding S.A.+^#	10.50	5/15/2027	4,000,000	4,086,520	3,133,022
	Charter Communications Inc.	4.50	5/1/2032	2,000,000	1,641,196	1,525,340
	Commscope Inc.^#	8.25	3/1/2027	1,173,000	1,132,023	969,191
	Consolidated Communications^#	6.50	10/1/2028	832,000	832,000	622,103
	Digicel Limited +¤^#>	8.25	9/30/2025	2,500,000	2,491,364	0
	Frontier Communications Corporation^#	8.75	5/15/2030	774,000	774,000	774,495
	Frontier Communications Hldgs Sr Sec Glbl^	6.00	1/15/2030	767,000	767,000	602,870
	Uniti Group LP / Uniti Group Finance Inc.^#	6.50	2/15/2029	330,000	330,000	221,169
	Viasat^#	6.50	7/15/2028	790,000	790,000	525,350
	Windstream Escrow LLC^#	7.75	8/15/2028	1,251,000	1,246,000	1,036,627
	Total Telecommunications			14,417,000	14,090,103	9,410,167

	Transportation — 1.86%:
	Carriage Purchaser Inc.^#	7.88	10/15/2029	6,356,000	5,739,459	4,734,081
	Castor S.p.A.+~	6.25	2/15/2029	477,000	542,554	425,775
	Titan Holdings II+	5.13	7/15/2029	113,000	133,866	86,658
	Total Transportation			6,946,000	6,415,879	5,246,514

	Total Corporate Bonds			330,606,244	329,141,689	274,150,630

	Total Fixed Income			447,316,043	445,091,375	371,785,669

	Total Investments				$446,443,621	$374,345,735

Other assets and liabilities — (32.64)%						(92,114,440)
		Net Assets — 100%				$282,231,295

	Percentages are calculated as a percent of net assets applicable to common shareholders.

	LIBOR - London Interbank Offered Rate
	EURIBOR - Euro Interbank Offered Rate

*	Securities are non-income producing.
‡	The effective interest rates are based on settled commitment amount.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2022.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2022. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

>	Defaulted security.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2022.

	United States	82.7%
	United Kingdom	5.3%
	Zambia	2.6%
	France	1.8%
	Canada	1.7%
	Australia	1.5%
	Luxembourg	1.2%
	(Individually less than 1%)	3.2%
		100%

A summary of outstanding derivatives at September 30, 2022 is as follows:

Schedule of Open Forward Currency Contracts
September 30, 2022

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
926,291	USD	874,888	CAD	Morgan Stanley	10/14/2022	51,403
(2,813,910)	USD	(2,798,522)	EUR	JP Morgan Chase	10/14/2022	(15,388)
24,818,721	USD	24,174,643	EUR	JP Morgan Chase	10/14/2022	644,078
13,395,192	USD	12,896,250	GBP	Morgan Stanley	10/14/2022	498,942
(2,967,073)	USD	(2,923,652)	GBP	Morgan Stanley	10/14/2022	(43,421)
						$1,135,614

(1) Values are listed in U.S. dollars.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$1,481,517	$967,107	$2,448,624
Warrants	-	-	111,442	111,442
Total Equities:	-	1,481,517	1,078,549	2,560,066

Fixed Income:
Asset-Backed Securities	-	41,011,477	-	41,011,477
Bank Loans	-	41,131,679	15,491,883	56,623,562
Corporate Bonds	-	268,402,321	5,748,309	274,150,630
Total Fixed Income	-	350,545,477	21,240,192	371,785,669

Foreign Exchange Contracts	-	1,135,614	-	1,135,614

Total Assets:	$-	$353,162,608	$22,318,741	$375,481,349

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2022. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $21,353,456. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments:

Type of Assets	Fair Value as of September 30, 2022	Valuation Technique(s)	Unobservable Input

Equities
ESC CB 144A High Ridge	$41,748	Expected Transaction	$14.00; Value derived from pending receipt
Sabine Oil & Gas LLC	$56,446	Expected Transaction	$13.00; Value derived from pending receipt
Tourmaline Escrow Cash	$867,091	Withholding Tax Reclaim	$0.80; Priced at value of the withholding tax reclaim

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $5,117,176 was transferred from Level 2 to Level 3 for the period from January 1, 2022, through September 30, 2022. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2021	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) ON INVESTMENTS	BALANCE AT SEPTEMBER 30, 2022	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF SEPTEMBER 30, 2022
Equities
Boomerang Tube Holdings, Inc.	-	-	-	-	(4)	-	(3,510,829)	3,510,833	-	3,510,833
Class A2 Shares Stapled To 1.5L SSNS	-	-	-	-	-	-	-	-	-	-
Class A3 Shares Stapled To EUR TLB	-	-	-	-	-	-	-	-	-	-
Class B2 Shares Stapled To 1.5L SSNS	-	-	-	-	-	-	-	1,822	1,822	1,822
Class B3 Shares Stapled To EUR TLB	-	-	-	-	-	-	-	-	-	-
ESC CB 144A High Ridge	41,748	-	-	-	-	-	-	-	41,748	-
Sabine Oil & Gas LLC	56,446	-	-	-	-	-	-	-	56,446	-
Tourmaline Escrow Cash	946,881	-	-	-	-	-	-	(79,790)	867,091	(79,790)
Travelex Private Equity	-	-	-	-	-	-	-	-	-	-
Common Stocks	1,045,075	-	-	-	(4)	-	(3,510,829)	3,432,865	967,107	3,432,865
Travelex Topco Limited Warrant	225,162	-	-	-	-	-	-	(113,720)	111,442	(113,720)
Warrants	225,162	-	-	-	-	-	-	(113,720)	111,442	(113,720)
Total Equities	1,270,237	-	-	-	(4)	-	(3,510,829)	3,319,145	1,078,549	3,319,145

Bank Loans
Boomerang Tube, LLC	-	-	-	-	-	-	(2,608,648)	2,608,648	-	2,608,648
Cloudera 2nd Lien T/L	3,391,500	-	-	-	(3,400,000)	-	17,000	(8,500)	-	(8,500)
CP Iris Holdco I 2nd Lien T/L (IPS)	-	2,158,217	-	-	-	-	-	-	2,158,217	-
Florida Food Products 2nd Lien T/L	-	1,372,500	-	-	-	-	-	-	1,372,500	-
Kenan Advantage Group 2nd Lien T/L	3,155,947	-	-	1,935,000	-	10,176	-	(343,061)	4,758,062	(343,061)
Medical Solutions T/L	-	1,400,000	-	-	-	-	-	-	1,400,000	-
Naviera Armas Bridge	140,284	-	-	-	-	458	-	(18,781)	121,961	(18,781)
Naviera Armas Bridge	6,655	-	-	-	-	-	458	(948)	6,165	(948)
Naviera Armas Bridge	112,736	-	-	-	-	-	9,570	(15,814)	106,492	(15,814)
Naviera Armas Bridge	71,595	-	-	-	-	-	5,940	(11,215)	66,320	(11,215)
Odeon Cinemas Group T/L B	127,330	-	-	-	-	1,079	-	(28,008)	100,401	(28,008)
Odeon Cinemas Group T/L B	-	186,459	-	-	-	-	-	-	186,459	-
Clinigen	-	-	-	1,357,305	-	925	-	(267,924)	1,090,306	(267,924)
Valcour Packaging (MOLD-RITE) 2nd Lien T/L	4,975,000	-	-	-	-	-	-	(850,000)	4,125,000	(850,000)
Bank Loans	11,981,047	5,117,176	-	3,292,305	(3,400,000)	12,638	(2,575,680)	1,064,397	15,491,883	1,064,397

Corporate Bonds
Digicel Limited	-	-	-	-	-	-	-	-	-	-
KCA Deutag	-	-	-	946,790	-	-	-	-	946,790	-
KCA Deutag	-	-	-	1,343,874	-	-	-	-	1,343,874	-
Travelex	3,690,853	-	-	1,294,860	(822,970)	37,280	236,712	(979,090)	3,457,645	(979,090)
Travelex	-	-	-	-	-	-	-	-	-	-
Corporate Bonds	3,690,853	-	-	3,585,524	(822,970)	37,280	236,712	(979,090)	5,748,309	(979,090)
Total	$ 16,942,137	$ 5,117,176	$ -	$ 6,877,829	$(4,222,974)	$ 49,918	$(5,849,797)	$ 3,404,452	$ 22,318,741	$ 3,404,452